Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 26,000
Research and development tax credits	1,060
Operating loss carryforward	$ 10,000